Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	November 2017
Distribution Date	12/15/17
Transaction Month	51
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$-	-	$-	-	$-
Class C Notes	$29,370,947.73	0.8406110	$20,626,463.43	0.5903395	$8,744,484.30
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$57,840,947.73	0.0450359	$49,096,463.43	0.0382273	$8,744,484.30

Weighted Avg. Coupon (WAC)	3.76%		3.80%
Weighted Avg. Remaining Maturity (WARM)	12.96		12.24
Pool Receivables Balance	$78,588,359.30		$69,621,286.98
Remaining Number of Receivables	21,206		20,501

Adjusted Pool Balance	$77,251,392.53		$68,506,908.23

III. COLLECTIONS

Principal:
Principal Collections	$8,840,021.58
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$120,893.52
Total Principal Collections	$8,960,915.10

Interest:
Interest Collections	$244,924.77
Late Fees & Other Charges	$35,291.05
Interest on Repurchase Principal	$-
Total Interest Collections	$280,215.82

Collection Account Interest	$6,926.88
Reserve Account Interest	$2,649.62
Servicer Advances	$-

Total Collections	$9,250,707.42

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	November 2017
Distribution Date	12/15/17
Transaction Month	51
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$9,250,707.42
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$9,250,707.42

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$65,490.30	$-	$65,490.30	$65,490.30
	Collection Account Interest					$6,926.88
	Late Fees & Other Charges					$35,291.05
Total due to Servicer						$107,708.23

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$-		$-

	Total Class A interest:		$-		$-	$-

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$-		$-	$-

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$60,699.96		$60,699.96	$60,699.96

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

	Available Funds Remaining:					$9,008,988.98

9.	Regular Principal Distribution Amount:					$8,744,484.30

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$-		$-
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$8,744,484.30		$8,744,484.30
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$8,744,484.30		$8,744,484.30

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					264,504.68

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,336,966.77
Beginning Period Amount	$1,336,966.77
Current Period Amortization	$222,588.02
Ending Period Required Amount	$1,114,378.75
Ending Period Amount	$1,114,378.75
Next Distribution Date Required Amount	$916,984.87

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	November 2017
Distribution Date	12/15/17
Transaction Month	51
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	25.13%	28.33%	28.33%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.81%	20,052	96.01%	$66,843,134.28
30 - 60 Days	1.72%	353	3.07%	$2,137,514.59
61 - 90 Days	0.39%	79	0.77%	$538,099.40
91-120 Days	0.08%	17	0.15%	$102,538.71
121 + Days	0.00%	0	0.00%	$-
Total		20,501		$69,621,286.98

Delinquent Receivables 30+ Days Past Due
Current Period	2.19%	449	3.99%	$2,778,152.70
1st Preceding Collection Period	2.21%	468	3.94%	$3,099,806.93
2nd Preceding Collection Period	2.08%	457	3.56%	$3,143,608.73
3rd Preceding Collection Period	2.09%	472	3.57%	$3,506,611.28
Four-Month Average	2.14%		3.77%

Repossession in Current Period		19		$89,948.86
Repossession Inventory		51		$80,128.64

Current Charge-Offs
Gross Principal of Charge-Offs				$127,050.74
Recoveries				$(120,893.52)
Net Loss				$6,157.22

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.09%

Average Pool Balance for Current Period				$74,104,823.14

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.10%
1st Preceding Collection Period				-0.68%
2nd Preceding Collection Period				0.03%
3rd Preceding Collection Period				-0.24%
Four-Month Average				-0.20%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		18	2,326	$34,119,595.66
Recoveries		11	2,150	$(21,232,402.03)
Net Loss				$12,887,193.63
Cumulative Net Loss as a % of Initial Pool Balance				0.96%

Net Loss for Receivables that have experienced a Net Loss *		14	1,928	$13,001,487.98
Average Net Loss for Receivables that have experienced a Net Loss				$6,743.51

Principal Balance of Extensions				$282,850.41
Number of Extensions				45

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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